Consolidated Statements of Stockholders' Equity and Comprehensive Income (Deficit) (USD $) In Thousands, unless otherwise specified	Total	Treasury Stock	Additional Paid-In Capital	Accumulated Comprehensive Income (Deficit)	Accumulated Deficit	Series AA Preferred Stock	Preferred Class A	Common Class A Common Stock	Common Class B Common Stock	LAMAR MEDIA CORP	LAMAR MEDIA CORP Additional Paid-In Capital	LAMAR MEDIA CORP Accumulated Comprehensive Income (Deficit)	LAMAR MEDIA CORP Accumulated Deficit
Beginning Balance at Dec. 31, 2008	$ 870,618	$ (883,364)	$ 2,347,854	$ (1,066)	$ (592,914)			$ 93	$ 15	$ 813,904	$ 2,517,481	$ (1,066)	$ (1,702,511)
Non-cash compensation	12,462		12,462							12,462
Contribution from parent										17,302	17,302
Exercise of stock options	1,938		1,937					1
Issuance of shares of common stock through employee purchase plan	2,902		2,902
Tax deduction (shortfall) related to options exercised	25		25
Purchase of treasury stock	(44)	(44)
Payment on convertible notes	(4,014)		(4,014)
Comprehensive income (loss)
Foreign currency translation	2,500			2,500						2,500		2,500
Change in unrealized loss of hedging transaction, net of tax	3,814			3,814						3,814		3,814
Net income (loss)	(58,038)				(58,038)					(55,823)			(55,823)
Comprehensive income (loss)	(51,724)									(49,509)
Dividend to parent	(365)				(365)					(225)			(225)
Ending Balance at Dec. 31, 2009	831,798	(883,408)	2,361,166	5,248	(651,317)			94		781,472	2,534,783	5,248	(1,758,559)
Comprehensive income (loss)
Net income (loss)										(24,898)
Ending Balance at Mar. 31, 2010
Beginning Balance at Dec. 31, 2009	831,798	(883,408)	2,361,166	5,248	(651,317)			94	15	781,472	2,534,783	5,248	(1,758,559)
Non-cash compensation	17,839		17,839							17,839
Contribution from parent										27,982	27,982
Exercise of stock options	6,803		6,803
Issuance of shares of common stock through employee purchase plan	3,356		3,356
Conversion of shares of Class B common stock to Class A common stock
Tax deduction (shortfall) related to options exercised	(16)		(16)
Purchase of treasury stock	(1,629)	(1,629)
Payment on convertible notes	(23)		(23)
Comprehensive income (loss)
Foreign currency translation	862			862						862		862
Net income (loss)	(40,102)				(40,102)					(40,198)			(40,198)
Comprehensive income (loss)	(39,240)									(39,336)
Dividend to parent	(365)				(365)					(1,629)			(1,629)
Ending Balance at Dec. 31, 2010	818,523	(885,037)	2,389,125	6,110	(691,784)			94	15	768,489	2,562,765	6,110	(1,800,386)
Beginning Balance at Sep. 30, 2010
Comprehensive income (loss)
Net income (loss)										(7,293)
Ending Balance at Dec. 31, 2010										768,489
Comprehensive income (loss)
Net income (loss)										(13,164)
Ending Balance at Mar. 31, 2011
Beginning Balance at Dec. 31, 2010	818,523									768,489
Non-cash compensation	7,338									7,338
Contribution from parent										10,987
Comprehensive income (loss)
Net income (loss)	2,178									2,387
Comprehensive income (loss)	875									1,084
Dividend to parent										(3,481)
Ending Balance at Sep. 30, 2011
Beginning Balance at Dec. 31, 2010	818,523	(885,037)	2,389,125	6,110	(691,784)			94		768,489	2,562,765	6,110	(1,800,386)
Non-cash compensation	11,650		11,650							11,650
Contribution from parent										16,553	16,553
Exercise of stock options	1,998		1,997					1
Issuance of shares of common stock through employee purchase plan	3,459		3,459
Tax deduction (shortfall) related to options exercised	(552)		(552)
Purchase of treasury stock	(3,481)	(3,481)
Comprehensive income (loss)
Foreign currency translation	(784)			(784)						(784)		(784)
Net income (loss)	8,550				8,550					8,612			8,612
Comprehensive income (loss)	7,766									7,828
Dividend to parent	(365)				(365)					(3,481)			(3,481)
Ending Balance at Dec. 31, 2011	838,998	(888,518)	2,405,679	5,326	(683,599)			95	15	789,389	2,579,318	5,326	(1,795,255)
Beginning Balance at Sep. 30, 2011
Comprehensive income (loss)
Net income (loss)										6,225
Ending Balance at Dec. 31, 2011	838,998								15	789,389
Non-cash compensation	10,902									10,902
Contribution from parent										19,668
Comprehensive income (loss)
Net income (loss)	2,602									2,752
Comprehensive income (loss)	3,650									3,800
Dividend to parent										(1,113)
Ending Balance at Sep. 30, 2012	860,931									811,744
Beginning Balance at Jun. 30, 2012
Comprehensive income (loss)
Net income (loss)	11,496									11,585
Comprehensive income (loss)	12,648									12,737
Ending Balance at Sep. 30, 2012	$ 860,931									$ 811,744